UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended
	Jun. 30, 2013		Jun. 30, 2012
Cash Flows from Operating Activities
Net income (loss)	$ (4,567,479)		$ (2,265,272)
Depreciation expense	68,833		82,574
Amortization expense - software development costs	308,730		319,498
Amortization expense - patents	100,664		96,537
Amortization expense - discount of convertible debt	727,704		188,282
Stock based compensation	1,950,724		380,550
(Increase) decrease in accounts receivable	(197,620)		(190,644)
(Increase) decrease in employee advances	(3,316)
(Increase) decrease in prepaid expenses	(100,932)		2,309
(Increase) decrease in deposits and other assets			(3,847)
Increase (decrease) in accounts payable	567,131		(478,443)
Increase (decrease) in accrued expenses	30,910		15,623
Increase (decrease) in deferred revenue	(25,000)		25,000
Increase (decrease) in accrued interest	167,487		122,174
Net cash used in operating activities	(972,164)		(1,705,659)
Cash Flows from Investing Activities
Patents and patent applications costs	(87,761)		(113,902)
Purchase of property and equipment	(16,297)		(29,370)
Capitalized software development costs	(298,726)		(321,345)
Payment on settlement	(600,000)	[1]	(30,000)	[1]
Net cash used in investing activities	(1,002,784)		(494,617)
Cash Flows from Financing Activities
Proceeds from issuance of common stock	131,100		318,000
Proceeds from issuance of convertible debt - unrelated parties	688,000		1,500,000
Proceeds from issuance of convertible debt - related parties			500,000
Principal reduction on convertible debt	(200,000)
Expenditures relating to private offerings	(48,475)
Principal reduction on obligation on patent purchases	(87,500)		(87,500)
Net cash provided by (used in) financing activities	483,125		2,230,500
Net increase (decrease) in cash	(1,491,823)		30,224
Beginning balance - cash	2,157,707		523,801
Ending balance - cash	665,884		554,025
Supplemental Information:
Interest expense paid	183,349
Income taxes paid	$ 800		$ 800

[1]	Regarding Anywhere software license.